Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,116,791)	$ (400,518)	$ (559,623)	$ (150,773)	$ (613,816)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	231,019	214,742	293,626	340,912	342,511
Impairments	182,941	18,472
Impairments, including on assets held for sale			36,531	127,341	509,226
Stock-based compensation	18,746	26,875	35,061	31,594	45,676
Deferred income taxes	0	126,437	125,711	148,741	(145,543)
Loss on sale of businesses	0	18,221	18,221	1,062	0
(Gain) loss on debt extinguishment	(94,380)	376	376	(77,038)	0
Loss on sale leaseback transaction			0	0	27,357
Other	3,511	(7,516)	(8,298)	(396)	(3,446)
Decrease (increase) in assets:
Merchandise inventories	284,984	(240,522)	(53,339)	64,947	506,334
Other current assets	(34,512)	60,582	387,746	(387,172)	(4,781)
Other assets	6,059	(82)	607	1,519	239
(Decrease) increase in liabilities:
Accounts payable	(128,792)	(72,408)	(132,785)	168,556	(124,206)
Accrued expenses and other current liabilities	(156,075)	20,385	(100,356)	15,538	61,864
Merchandise credit and gift card liabilities	(30,724)	1,551	13,981	(12,110)	1,154
Income taxes payable	2,300	(1,160)	(11,257)	54,958	(22,783)
Operating lease assets and liabilities, net	(52,657)	(16,707)	(14,162)	(32,813)	(2,899)
Other liabilities	(5,642)	(13,468)	(14,186)	(26,758)	14,054
Net cash used in operating activities	(890,013)	(264,740)	17,854	268,108	590,941
Cash Flows from Investing Activities:
Purchases of held-to-maturity investment securities	0	(29,997)	(29,997)	0	(443,500)
Redemption of held-to-maturity investment securities	0	30,000	30,000	386,500	545,000
Net proceeds from sales of businesses			0	534,457	0
Net proceeds from sale of property	0	5,000	5,000	0	0
Proceeds from sale-leaseback transaction			0	0	267,277
Capital expenditures	(322,094)	(232,470)	(354,185)	(183,077)	(277,401)
Net cash used in investing activities	(322,094)	(227,467)	(349,182)	737,880	91,376
Cash Flows from Financing Activities:
Borrowings of long-term debt	1,225,000	0	0	236,400	0
Repayments of long-term debt	(300,000)	(11,355)	(11,360)	(457,827)	0
Repayments of finance leases	(1,849)	0	(1,033)	0	0
Repurchase of common stock, including fees	(45,927)	(358,923)	(589,433)	(332,529)	(99,710)
Prepayment under share repurchase agreement			0	(47,550)	0
Issuance of common stock and At-the-Market offering, net of offering costs	118,975	0
Payment of dividends	(329)	(767)	(749)	(23,108)	(85,482)
Payment of Exchange Offer costs	(7,992)	0
Payment of deferred financing fees	(19,479)	(3,443)	(3,443)	(7,690)	0
Proceeds from exercise of stock options			0	0	2,346
Net cash provided by (used in) financing activities	968,399	(374,488)	(606,018)	(632,304)	(182,846)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,517)	(88)	1,006	5,075	(977)
Net decrease in cash, cash equivalents and restricted cash	(245,225)	(866,783)	(936,340)	383,574	493,679
Change in cash balances classified as held-for-sale			0	4,815	(4,815)
Net (decrease) increase in cash, cash equivalents and restricted cash			(936,340)	378,759	498,494
Cash, cash equivalents and restricted cash:
Beginning of period	470,884	1,407,224	1,407,224	1,023,650	529,971
End of period	$ 225,659	$ 540,441	$ 470,884	$ 1,407,224	$ 1,023,650